Leases - ROU Assets and Lease Liabilities (Details) - USD ($) $ in Millions	Mar. 31, 2024	Mar. 31, 2023
Assets:
Operating leases, net	$ 60.9	$ 59.4
Finance leases, net	3.0	2.0
Total right-of-use assets	63.9	61.4
Operating leases:
Current	19.0	18.1
Non-Current	59.4	61.1
Total operating lease liabilities	78.4	79.2
Finance leases:
Current	1.2	0.8
Non-Current	2.1	1.4
Total finance lease liabilities	3.3	2.2
Total lease liabilities	$ 81.7	$ 81.4
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other assets	Other assets
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Other liabilities	Other liabilities
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other liabilities	Other liabilities